Trade Accounts and Notes Receivable (Tables)	12 Months Ended
Dec. 31, 2018
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Gross Amount and Present Value of Minimum Lease Payments

(c) The gross amount and present value of minimum lease payments as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Less than 1 year	￦	11,771	57,820
1 year – 5 years		828	49,678
Unrealized interest income		(1,396)	(4,138)

Present value of minimum lease payment	￦	11,203	103,360